SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 745,421	$ 640,987	$ 550,085
Inter-segment sales:	690	370	391
Operating income	56,995	49,450	46,987
Identifiable Assets	528,608	381,913
Goodwill	326,541	167,007	166,495
Identifiable Liabilities	259,519	214,496
Depreciation and amortization	25,650	14,363	15,451
Investments in segment assets	4,994	8,907	5,348
Matrix [Member]
Revenues	514,931	491,144	409,272
Inter-segment sales:	690	370	391
Operating income	33,525	30,974	31,412
Identifiable Assets	325,203	289,770
Goodwill	155,628	121,241	14,809
Identifiable Liabilities	189,080	185,044
Depreciation and amortization	7,873	5,893	4,235
Investments in segment assets	3,157	8,048	4,103
Sapiens [Member]
Revenues	104,110	36,515	52,235
Inter-segment sales:	0	0	0
Operating income	7,825	4,487	6,476
Identifiable Assets	99,598	0
Goodwill	119,701	0	16,490
Identifiable Liabilities	46,580	0
Depreciation and amortization	10,333	3,430	6,647
Investments in segment assets	1,327	362	662
Magic [Member]
Revenues	126,380	113,328	88,578
Inter-segment sales:	0	0	0
Operating income	15,645	13,989	9,099
Identifiable Assets	103,807	92,143
Goodwill	51,212	45,766	6,868
Identifiable Liabilities	23,859	29,452
Depreciation and amortization	7,444	5,040	4,569
Investments in segment assets	$ 510	$ 497	$ 583